Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 118,057	$ 2,364
Due from subsidiaries	9,819,000	1,569,000
Advance to suppliers	4,950,000	5,000,000
Non-current assets
Investment in subsidiaries	12,311,068	13,813,334
Total assets	27,198,125	20,384,698
LIABILITIES	612,390	182,611
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital	18,641,264	10,645,122
Retained earnings	9,184,408	10,300,385
Accumulated other comprehensive (loss) gain	(1,244,996)	(744,619)
Total shareholders’ equity	26,585,735	20,202,087
Total liabilities and shareholders’ equity	27,198,125	20,384,698
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	4,959	1,100
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 100	$ 100